Consolidated Statements of Income (Operations) (USD $) In Thousands, unless otherwise specified	7 Months Ended		12 Months Ended				5 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	May 25, 2011 Predecessor Registrant		Dec. 31, 2010 Predecessor Registrant
Revenues:
Satellite services	$ 59,714		$ 113,954				$ 43,734		$ 105,781
Broadband satellite services	7,433		10,949				5,190		12,910
Programming distribution services	7,563		14,504				4,786		10,071
Total Revenues	74,710		139,407				53,710		128,762
Cost of satellite services	6,191	[1]	11,821	[1]			4,401	[1]	11,405	[1]
Cost of broadband satellite services	1,388	[1]	3,151	[1]			685	[1]	2,821	[1]
Cost of programming distribution services	4,393	[1]	8,440	[1]			2,625	[1]	5,387	[1]
Selling and administrative expenses	12,792	[1]	21,147	[1]			7,714	[1]	17,040	[1]
Depreciation and amortization	46,547		64,951				17,080		43,402
Reorganization expenses							28,766		16,443
Total cost of services	71,311		109,510				61,271		96,498
Operating income (loss)	3,399		29,897				(7,561)		32,264
Other (expenses) income:
Interest expense	(8,990)		(4,444)				(19,499)		(45,789)
Interest income	328		522				150		345
Foreign exchange gain (loss) - net	(1,461)		524				349		71
Income (loss) before income tax	(6,724)		26,499				(26,561)		(13,109)
Income tax (benefit) expense	12,133		(14,820)		14,332	779	2,199		779
Net income (loss)	(18,857)		41,319				(28,760)		(13,888)
Less: Net income attributable to noncontrolling interest	25		103				3		444
Net income (loss) attributable to Satelites Mexicanos, S. A. de C. V.	$ (18,882)		$ 41,216				$ (28,763)		$ (14,332)

[1]	Exclusive of depreciation and amortization shown separately below.